Fair Value Measurements - Summary Of Changes In The Fair Value (Detail) - Fair Value, Inputs, Level 3	Jan. 26, 2021 USD ($)
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on January 26, 2021	$ 18,391,549
Fair value as of June 30, 2021	18,391,549
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on January 26, 2021	36,429,930
Fair value as of June 30, 2021	36,429,930
Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on January 26, 2021	54,821,479
Fair value as of June 30, 2021	54,821,479
FPA Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on January 26, 2021	3,752,168
Fair value as of June 30, 2021	$ 3,752,168